Share-based Compensation (Tables)	9 Months Ended
Jul. 31, 2019
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Schedule of Assumptions Used for Estimating the Fair Value of Options
Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the nine months ended
	July 31 2019	July 31 2018
Risk-free interest rate	2.03%	1.71%
Expected option life	6.3 years	6.3 years
Expected volatility[1]	12.64%	13.91%
Expected dividend yield	3.48%	3.50%

Exercise price/share price	$69.39	$72.64

[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.